Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Assets And Other Liabilities [Abstract]
Summary of other assets and other liabilities
Other assets

	December 31, 2019	December 31, 2018
	€	€
Current portion:
Prepayment, project related	61,651	69,542
Deferred expense, non-project related	2,466	2,202
Derivatives not designated as hedging instruments
Currency swap	56	73
Derivatives designated as hedging instruments
Foreign exchange forward contracts	1,102	580
Interest rate swap deal	362	—
Financial assets at fair value through profit or loss
Investment in listed equity instruments	6,499	5,593
Restricted cash - current	321	430
Cost to fulfill the contract obligation	8,544	3,141

Total other current assets	81,001	81,561

Non-current portion:
Prepayment, project related	43,920	44,868
Deferred expense, non-project related	44	595
Derivatives designated as hedging instruments
Interest rate swap deal	1,462	—
Financial assets at fair value through profit or loss
Convertible Bonds	3,690	—
Equity instruments designated at fair value through OCI
Investment in other equity instruments	12,423	7,931
Cost to fulfill the contract obligation	114	425
Other	1,511	1,134

Total other non-current assets	63,164	54,953

Other liabilities

	December 31, 2019	December 31, 2018
Current portion:
Derivatives not designated as hedging instruments
Currency swap	442	69
Financial liabilities at fair value through profit or loss
Contingent consideration – current portion	12,728	16,255
Derivatives	639	773
Share-based payments liabilities	327	—
Others	5,072	—

Total other current liabilities	19,208	17,097

Non-current portion:
Financial liabilities at fair value through profit or loss
Contingent consideration - non-current portion	24,080	12,653
Share-based payments liabilities	11,934	17,784
Depositary right*	2,270	—
Others	5,294	1,365

Total other non-current liabilities	43,578	31,802